UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)  (Zip Code)

Gabriel B. Wisdom

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

January 31, 2015

(UNAUDITED)

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Short Term Investments
12.94%
Materials
4.21%
Consumer Discretionary
9.96%
Consumer Staples
3.13%
Information Technology
22.70%
Energy
9.01%
Industrials
11.67%
Financials
16.10%
Healthcare
10.28%

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

           PORTFOLIO ANALYSIS

              JANUARY 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. *

Corporate Bonds
15.05%
Preferred Securities
8.72%
Real Estate Investment
Trusts
2.43%
US Treasury Bills
5.03%
Short Term
Investments
13.40%
Consumer
Discretionary
4.18%
Consumer Staples
10.65%
Energy
5.21%
Financials
5.97%
Healthcare
10.70%
Industrials
6.42%
Information
Technology
12.24%

* Excludes options written and securities sold short.

	Fallen Angels Value Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 87.16%

Consumer Discretionary - 9.98%
4,700	DeVry, Inc.	$ 199,327
375	Liberty Broadband Corp., Class A *	16,676
982	Liberty Broadband Corp., Class C *	43,601
1,500	Liberty Media Corp. Class A *	51,075
3,000	Liberty Media Corp. Class C *	102,360
3,525	Time Warner, Inc.	274,703
3,965	Viacom, Inc. Class B	255,425
		943,167
Consumer Staples - 3.13%
3,160	PepsiCo, Inc.	296,345

Energy - 9.02%
6,000	Alpha Natural Resources, Inc. *	6,240
3,740	Devon Energy Corp.	225,410
3,000	HollyFrontier Corp.	107,760
4,890	National Oilwell Varco, Inc.	266,163
862	NOW, Inc. *	21,507
2,820	Occidental Petroleum Corp.	225,600
		852,680
Financials - 16.12%
6,100	Ally Financial, Inc. *	114,131
4	Berkshire Hathaway, Inc. Class A *	863,460
4,835	JP Morgan Chase & Co.	262,927
5,470	Wells Fargo & Co.	284,002
		1,524,520
Healthcare - 10.29%
4,150	Express Scripts Holding Co. *	334,947
7,500	Novo-Nordisk A/S ADR	334,200
5,340	Teva Pharmaceutical Industries Ltd. ADR	303,632
		972,779
Industrials - 11.68%
11,700	Exelis, Inc.	200,187
15,510	General Electric Co.	370,534
8,250	General Motors Corp.	269,115
2,645	Raytheon Co.	264,632
		1,104,468
Information Technology - 22.72%
2,680	Apple, Inc.	313,989
10,725	Cisco Systems, Inc.	282,765
25,000	Entropic Communications, Inc. *	64,750
210	Google, Inc. Class A *	112,885
330	Google, Inc. Class C *	176,392
5,000	Hewlett-Packard Co.	180,650
3,485	MasterCard, Inc.	285,875
6,440	Microsoft Corp.	260,176
6,680	Oracle Corp.	279,825
750	Visa, Inc.	191,183
		2,148,490
Materials - 4.22%
19,025	Alcoa, Inc.	297,741
6,000	Freeport McMoran Copper & Gold, Inc.	100,860
		398,601

TOTAL FOR COMMON STOCKS (Cost $7,006,430) - 87.16%		8,241,050

SHORT TERM INVESTMENTS - 12.96%
1,224,875	First American Treasury Obligation Fund Class Z 0.00% **	1,224,875
TOTAL SHORT TERM INVESTMENTS (Cost $1,224,875) - 12.96%		1,224,875

TOTAL INVESTMENTS (Cost $8,231,305) - 100.12%		9,465,925

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%		(11,492)

NET ASSETS - 100.00%		$ 9,454,433

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015.
ADR - American Depository Receipt

	Fallen Angels Income Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 55.21%

Consumer Discretionary - 4.17%
2,250	McDonalds Corp.	$ 207,990
1,400	Wynn Resorts Ltd.	207,130
		415,120
Consumer Staples - 10.62%
1,860	Anheuser-Busch InBev SA ADR	227,050
3,200	Kraft Foods Group, Inc.	209,088
3,400	Lorillard, Inc.	223,074
2,100	PepsiCo, Inc.	196,938
2,400	Procter & Gamble Co.	202,296
		1,058,446
Energy - 5.19%
1,660	Chevron Corp.	170,200
2,600	ConocoPhillips	163,748
2,100	Exxon Mobil Corp.	183,582
		517,530
Financials - 5.95%
620	BlackRock, Inc.	211,116
3,300	JP Morgan Chase & Co.	179,454
3,900	Wells Fargo & Co.	202,488
		593,058
Healthcare - 10.68%
3,300	AbbVie, Inc.	199,155
1,900	Johnson & Johnson	190,266
2,400	Novartis AG ADR	233,760
7,000	Pfizer, Inc.	218,750
3,900	Teva Pharmaceutical Industries Ltd. ADR	221,754
		1,063,685
Industrials - 6.40%
13,060	Exelis, Inc.	223,457
8,400	General Electric Co.	200,676
1,900	Norfolk Southern Corp.	193,743
725	Vectrus, Inc. *	20,184
		638,060
Information Technology - 12.20%
2,210	Apple, Inc.	258,924
2,400	MasterCard, Inc.	196,872
4,200	Microsoft Corp.	169,680
4,400	Paychex, Inc.	199,144
2,800	Qualcomm, Inc.	174,888
850	Visa, Inc.	216,673
		1,216,181
Transportation - 0.00%
45,000	Sea Containers Ltd. Class A (Bermuda) † *	-

TOTAL FOR COMMON STOCKS (Cost $4,464,008) - 55.21%		5,502,080

CORPORATE BONDS - 15.00%
150,000	Advanced Micro Devices, Inc., 7.75%, 08/01/20	142,875
206,000	Alpha Natural Resources, 9.75%, 04/15/18	72,100
236,000	Arch Coal, Inc., 7.25%, 10/01/20	65,490
210,000	Denbury Resources, Inc., 6.375%, 08/15/21	195,300
255,000	Exco Resources, Inc., 7.5%, 09/15/18	162,562
110,000	Gymboree Corp., 9.125%, 12/01/18	41,800
208,000	HJ Heinz Co., 4.25%, 10/15/20	209,856
205,000	Iron Mountain, Inc., 5.75%, 08/15/24	207,563
210,000	Outerwall, Inc., 5.875%, 06/15/21	195,300
205,000	Toys R Us PPTY Co. II, 8.5%, 12/1/17	202,437
TOTAL FOR CORPORATE BONDS (Cost $1,936,771) - 15.00%		1,495,283

PREFERRED SECURITIES - 8.70%
8,380	American Homes 4 Rent, Series A, 5.00%, 12/31/49	212,433
174	Bank of America Corp., Series L, 7.25%	204,485
8,787	Charles Schwab Corp., Series B, 6.00%, 12/31/49	236,898
8,100	Discover Financial Services, Series B, 6.50%, 12/31/49	213,273
TOTAL FOR PREFERRED SECURITIES (Cost $815,879) - 8.70%		867,089

REAL ESTATE INVESTMENT TRUST - 2.42%
7,400	Gaming and Leisure Properties, Inc.	241,462
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $262,898) - 2.42%		241,462

US TREASURY BILLS - 5.02%
250,000	US Treasury Bills, 0.0% Due 02/26/2015	249,999
250,000	US Treasury Bills, 0.0% Due 03/26/2015	249,996
TOTAL FOR US TREASURY BILLS (Cost $499,997) - 5.02%		499,995

SHORT TERM INVESTMENT - 13.36%
1,331,695	First American Treasury Obligation Fund Class Z 0.00% **	1,331,695
TOTAL SHORT TERM INVESTMENT (Cost $1,331,695) - 13.36%		1,331,695

TOTAL INVESTMENTS (Cost $9,311,248) - 99.71%		9,937,604

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.29%		28,205

NET ASSETS - 100.00%		$ 9,965,809

ADR - American Depository Receipt.
† This security has been valued according to the fair value pricing policies of the Fund.
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.

Fallen Angels Income Fund
Schedule of Call Options Written
January 31, 2015 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Kraft Foods Group, Inc.
2/20/2015 Call@ $70.00	3,200	$ 1,120

Total (Premiums Received $1,642)		$ 1,120

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Schedule of Securities Sold Short
January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS

Information Technology
100	RealNetworks, Inc. *	$ 703

	TOTAL COMMON STOCKS (Proceeds $686)	703

	TOTAL SECURITIES SOLD SHORT (Proceeds $686)	$ 703

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

AMM Funds
Statements of Assets and Liabilities
January 31, 2015 (Unaudited)

	Value Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $8,231,305 and $9,311,248)	$ 9,465,925	$ 9,937,604
Cash	-	3,753
Receivables:
Dividends and Interest	5,967	51,163
Securities Sold	-	686
Prepaid Expenses	9,251	9,232
Total Assets	9,481,143	10,002,438
Liabilities:
Call Options Written (premiums received $1,642)	-	1,120
Securities Sold Short, at Value (Proceeds $686)	-	703
Payables:
Securities Purchased	-	7,216
Management Fees	8,308	8,553
Administrative Fees	2,077	2,139
Distribution Fees	2,074	2,130
Trustee Fees	571	350
Shareholder Redemption	3,706	4,401
Other Expenses	9,974	10,017
Total Liabilities	26,710	36,629
Net Assets	$ 9,454,433	$ 9,965,809

Net Assets Consist of:
Paid In Capital	$ 10,264,603	$ 12,639,041
Accumulated Undistributed Net Investment Income (Loss)	(43,222)	209,795
Accumulated Realized Loss on Investments	(2,001,568)	(3,509,888)
Unrealized Appreciation in Value of Investments	1,234,620	626,861
Net Assets, for 860,364 and 1,018,609 Shares Outstanding	$ 9,454,433	$ 9,965,809

Net Asset Value Per Share	$ 10.99	$ 9.78

The accompanying notes are an integral part of these financial statements.

AMM Funds
Statements of Operations
For the six months ended January 31, 2015 (Unaudited)

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding of $577 and $1,162, respectively)	$ 78,013	$ 115,845
Interest	-	72,237
Total Investment Income	78,013	188,082

Expenses:
Advisory	50,685	51,153
Administrative	12,671	12,789
Distribution (12b-1)	12,671	12,789
Transfer Agent	15,047	15,076
Registration	9,660	9,852
Custodian	2,792	3,592
Audit	8,085	8,202
Legal	5,438	5,288
Trustee	2,017	2,017
Printing and Mailing	208	158
Miscellaneous	1,406	1,406
Insurance	555	559
Total Expenses	121,235	122,881

Net Investment Income (Loss)	(43,222)	65,201

Realized and Unrealized Gain on:
Realized Gain on Investments	391,033	278,191
Realized Loss on Options	-	(21,898)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(502,180)	(445,384)
Options	-	37,283
Securities Sold Short	-	(17)
Net Realized and Unrealized Loss on Investments	(111,147)	(151,825)

Net Decrease in Net Assets Resulting from Operations	$ (154,369)	$ (86,624)

The accompanying notes are an integral part of these financial statements.

Fallen Angels Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2015	7/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (43,222)	$ (69,031)
Net Realized Gain on Investments	391,033	227,320
Unrealized Appreciation (Depreciation) on Investments	(502,180)	1,390,142
Net Increase (Decrease) in Net Assets Resulting from Operations	(154,369)	1,548,431

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions	(571,969)	(1,338,134)

Total Increase (Decrease) in Net Assets	(726,338)	210,297

Net Assets:
Beginning of Period	10,180,771	9,970,474

End of Period (Including Undistributed Net Investment Income (Loss)
of $(43,222) and $0, respectively)	$ 9,454,433	$ 10,180,771

The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2015	7/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 65,201	$ 139,630
Net Realized Gain on Investments & Options	256,293	1,036,789
Capital Gain Distributions from Portfolio Companies	-	-
Unrealized Depreciation on Investments, Options, & Securities Sold Short	(408,118)	(274,288)
Net Increase (Decrease) in Net Assets Resulting from Operations	(86,624)	902,131

Distributions to Shareholders:
Net Investment Income	(87,717)	(111,409)
Realized Gain	-	-
Total Distributions Paid to Shareholders	(87,717)	(111,409)

Capital Share Transactions	(65,253)	(144,770)

Total Increase (Decrease) in Net Assets	(239,594)	645,952

Net Assets:
Beginning of Period	10,205,403	9,559,451

End of Period (Including Undistributed Net Investment Income of $209,795
and $232,311, respectively)	$ 9,965,809	$ 10,205,403

The accompanying notes are an integral part of these financial statements.

Fallen Angels Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	1/31/2014		7/31/2014	7/31/2013	7/31/2012	7/31/2011	7/31/2010

Net Asset Value, at Beginning of Period	$ 11.18		$ 9.61	$ 7.82	$ 8.35	$ 7.77	$ 7.59

Income From Investment Operations:
Net Investment Loss *	(0.05)		(0.07)	(0.02)	(0.02)	(0.06)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.14)		1.64	1.81	(0.51)	0.64	0.27
Total from Investment Operations	(0.19)		1.57	1.79	(0.53)	0.58	0.19

Distributions:
Net Investment Income	-		-	-	-	-	(0.01)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		-	-	-	-	(0.01)

Net Asset Value, at End of Period	$ 10.99		$ 11.18	$ 9.61	$ 7.82	$ 8.35	$ 7.77

Total Return **	(1.70)%		16.34%	22.89%	(6.35)%	7.46%	2.45%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,454		$ 10,181	$ 9,970	$ 10,100	$ 12,830	$ 13,077
Ratio of Expenses to Average Net Assets	2.39%	†	2.29%	2.43%	2.25%	2.17%	2.19%
Ratio of Net Investment Loss to Average Net Assets	(0.85)%	†	(0.67)%	(0.25)%	(0.26)%	(0.68)%	(0.96)%
Portfolio Turnover	3.59%		22.35%	13.80%	49.23%	118.43%	286.18%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
† Annualized
The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	1/31/2014		7/31/2014	7/31/2013	7/31/2012	7/31/2011	7/31/2010

Net Asset Value, at Beginning of Period	$ 9.96		$ 9.19	$ 7.96	$ 7.74	$ 7.36	$ 6.64

Income From Investment Operations:
Net Investment Income *	0.06		0.14	0.18	0.24	0.23	0.24
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.15)		0.74	1.19	0.20	0.40	0.72
Total from Investment Operations	(0.09)		0.88	1.37	0.44	0.63	0.96

Distributions:
Net Investment Income	(0.09)		(0.11)	(0.14)	(0.22)	(0.25)	(0.24)
Realized Gains	-		-	-	-	-	-
Total from Distributions	(0.09)		(0.11)	(0.14)	(0.22)	(0.25)	(0.24)

Net Asset Value, at End of Period	$ 9.78		$ 9.96	$ 9.19	$ 7.96	$ 7.74	$ 7.36

Total Return **	(0.96)%		9.59%	17.35%	5.93%	8.63%	14.62%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,966		$ 10,205	$ 9,559	$ 9,324	$ 11,067	$ 12,325
Ratio of Expenses to Average Net Assets	2.40%	†	2.32%	2.49%	2.33%	2.27%	2.20%
Ratio of Net Investment Income to Average Net Assets	1.27%	†	1.39%	2.10%	3.19%	3.01%	3.29%
Portfolio Turnover	12.35%		66.27%	43.58%	69.06%	19.62%	37.83%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
† Annualized
The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2015 (UNAUDITED)

Note 1. Organization

The Fallen Angels Value Fund (“Value Fund”) and the Fallen Angels Income Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of AMM Funds (the “Trust”), an open-end investment company, organized as an Ohio business trust on June 20, 2006.  The Funds commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Funds are the only series currently authorized by the Board of Trustees (“the Board”).  The investment adviser to the Funds is American Money Management, LLC (the “Advisor”).

The Value Fund’s investment objective is to seek long-term capital appreciation. The Income Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Option Writing- When either Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 6 for additional disclosure on the Income Fund's option transactions during the year.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

Financial Futures Contracts- The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Funds may sell a security that they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2014, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended January 31, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Share Valuation – The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m. Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. Each Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Each Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders- Each Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Value Fund will distribute dividends and capital gains annually and expects that distributions will consist primarily of capital gains. The Income Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Note 3.  Security Valuations

Processes and Structure

The Trusts’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Trusts’ Advisor to apply those methods in making fair value determinations, subject to board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Asset-backed securities (mortgage backed securities).  The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche- specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent that the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy; otherwise, they would be categorized as level 3.

Derivative Instruments (equity options) – Listed derivatives that are actively traded, and valuations adjustments are not applied, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Value Fund’s assets and liabilities measured at fair value as of January 31, 2015:

Value Fund	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 8,241,050	-	-	$ 8,241,050
Short-Term Investment	1,224,875	-	-	1,224,875
	$ 9,465,925	-	-	$ 9,465,925

The Value Fund did not hold any Level 2 or Level 3 assets during the six months ended January 31, 2015. There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Value Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Value Fund did not hold any derivative instruments at any time during the period ended January 31, 2015.

The following table summarizes the inputs used to value the Income Fund’s assets and liabilities measured at fair value as of January 31, 2015:

Income Fund	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 5,502,080	-	-	$ 5,502,080
Corporate Bonds	-	1,495,283	-	1,495,283
Preferred Securities	867,089	-	-	867,089
Real Estate Investment Trust	241,462	-	-	241,462
US Treasury Bills	499,995			499,995
Short-Term Investment	1,331,695	-	-	1,331,695
Total	$ 8,442,321	$ 1,495,283	-	$ 9,937,604

	Financial Instruments—Liabilities

Categories	Level 1	Level 2	Level 3	Fair Value

Call Options Written	$ 1,120	-	-	$ 1,120
Total	$ 1,120	-	-	$ 1,120

Securities Sold Short	$ 703	-	-	$ 703
Total	$ 703	-	-	$ 703

* Industry classifications for these categories are detailed in the Schedule of Investments.

The Income Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) at any time during the six months ended January 31, 2015. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.  Transfers that were made out of the Income Fund represent securities that are now being valued using evaluated bid prices in active markets during the six months ended January 31, 2015. The Income Fund considers transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Fair Valuation- The investment in 45,000 shares of Sea Containers Ltd., in the Income Fund, has been valued at $0.00 per share.  This security has been valued according to the fair value pricing policies of the Funds.

Note 4.  Investment Management and Service Agreements

The Trust has entered into a management agreement (the “Management Agreement”) with the Advisor pursuant to which the Advisor, subject to the supervision of the Board, provides, or arranges to be provided, to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investments program for the Funds consistent with each Funds investment objective and policies.  Under the Management Agreement, each Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% per Fund. For the six moths ended January 31, 2015, the Advisor earned a fee of $50,685 and $51,153 for the Value Fund and Income Fund, respectively. The Funds owed the Advisor management fees of $8,308 and $8,553 for the Value Fund and Income Fund, respectively, as of January 31, 2015.

The Trust also has an administration agreement with the Advisor to furnish sponsorship, administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, each Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25%. For the six months ended January 31, 2015, the Advisor earned a fee of $12,671 and $12,789 from the Value Fund and Income Fund, respectively.  The Funds owed the Advisor administrative fees of $2,077 and $2,139 for the Value Fund and Income Fund, respectively, as of January 31, 2015.

The Funds have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Funds pay the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Funds’ shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Funds’ incur such distribution expenses at the rate of 0.25% per annum of the Funds average net assets. For the six months ended January 31, 2015, the Funds accrued distribution (12b-1) fees under the Plan of $12,671 and $12,789 for the Value Fund and Income Fund, respectively. The Funds owed the Advisor $2,074 and $2,130 for the Value Fund and Income Fund, respectively, as of January 31, 2015.

Note 5.  Related Party Transactions

Gabriel B. Wisdom is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wisdom receives benefits from the Advisor resulting from management, administration and distribution (12b-1) fees paid to the Advisor by the Funds.

For the six months ended January 31, 2015, each Independent Trustee received $2,000 for his or her attendance at the regularly scheduled meetings of the Board of Trustees.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Note 6.  Options

Transactions in call options purchased during the six months ended January 31, 2015 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at July 31, 2014	40	$ 39,665
Options purchased	-	-
Options exercised	-	-
Options expired	(40)	39,665
Options terminated in closing sale transaction	-	-
Options outstanding at January 31, 2015	-	$ -

As of January 31, 2015 the Income Fund had outstanding written call options valued at $1,120. Transactions in written call options  during the six months ended January 31, 2015 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at July 31, 2014	5	$ 1,389
Options written	324	34,096
Options exercised	(26)	(4,313)
Options expired	(206)	(22,242)
Options terminated in closing purchase transaction	(65)	(7,288)
Options outstanding at January 31, 2015	32	$ 1,642

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended January 31, 2015, by the Income Fund, are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Written & Purchased	Realized Loss on Options	$(21,898)	Change in Unrealized Appreciation on Options	$37,283

The selling of written call options may tend to reduce the volatility of the Income Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Income Fund’s gain on the underlying securities. Written call options expose the Income Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 7.  Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at January 31, 2015 was $10,264,603 and $12,639,041 for the Value Fund and Income Fund, respectively.

Transactions in capital stock for the six months ended January 31, 2015 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	9,657	$ 108,734	31,219	$ 311,257
Shares issued in reinvestment of distributions	-	-	8,713	87,702
Shares redeemed	(60,054)	(680,703)	(46,259)	(464,212)
Net Decrease	(50,397)	$ (571,969)	(6,327)	$ (65,253)

Transactions in capital stock for the fiscal year ended July 31, 2014 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	21,562	$ 224,015	129,745	$ 1,295,109
Shares issued in reinvestment of distributions	-	-	11,479	111,302
Shares redeemed	(148,527)	(1,562,149)	(156,815)	(1,551,181)
Net Decrease	(126,965)	$ (1,338,134)	(15,591)	$ (144,770)

Note 8.  Investment Transactions

For the six months ended January 31, 2015, purchases and sales of investment securities other than U.S. Government obligations aggregated $324,209 and $1,021,449 for the Value Fund and $1,145,000 and $2,059,206 for the Income Fund, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0 for the Value Fund, respectively, and $999,985 and $250,000 for the Income Fund, respectively. Purchases and sales of options for the Income Fund aggregated $16,077 and $34,096, respectively.

Note 9.  Tax Matters

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at July 31, 2014, the following represents the tax basis capital gains and losses:

	Value Fund	Income Fund

Undistributed ordinary income	$-	$40,410

Capital loss carryforward expiring 7/31/2017+	$744,974	$1,221,795
Capital loss carryforward expiring 7/31/2018+	1,647,626	2,126,805
Capital loss carryforward expiring 7/31/2019+	-	329,037
	$2,392,600	$3,677,637

As of January 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	Value	Income
Gross unrealized appreciation on investment securities	$2,223,141	$1,205,702
Gross unrealized depreciation on investment securities	(988,521)	(578,841)
Net unrealized appreciation on investment securities	$1,234,620	$626,861

Cost of investment securities, including short-term investments	$8,231,305	$9,311,248

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years through the expiration date. The Funds will not make distributions from capital gains while a capital loss carryforward remains.

The Income Fund paid distributions in the amount of $87,717, from ordinary income, for the six months ended January 31, 2015.

The Income Fund paid distributions in the amount of $111,409, from ordinary income, for the year ended July 31, 2014.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Funds’ fiscal year ending July 31, 2014. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

Note 10.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of January 31, 2015, Charles Schwab, for the benefit of its customers, owned, in aggregate, approximately 90.13% and 87.09% of the Value Fund and Income Fund, respectively, and may be deemed to control the Funds.

Note 11.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

AMM FUNDS

EXPENSE ILLUSTRATION

JANUARY  31, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees, 12b-1 distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2014 through January 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2014	January 31, 2015	August 1, 2014 to January 31, 2015

Actual	$1,000.00	$983.01	$11.95
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.16	$12.13

* Expenses are equal to the Fund's annualized expense ratio of 2.39%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2014	January 31, 2015	August 1, 2014 to January 31, 2015

Actual	$1,000.00	$990.42	$12.04
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.11	$12.18

* Expenses are equal to the Fund's annualized expense ratio of 2.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2015 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Birth Year	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Directorships
Kelly C. Huang c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Year of Birth: 1966	Trustee since August 2006.	2	Management Consultant, self-employed (2002-present); Instructor, UCSD Extension (2009-present)
Ingram S. Chodorow P.O. Box 675167, Rancho Santa Fe, CA 92067 Year of Birth: 1939	Trustee since August 2006.	2	President/CEO, Elsac Group, Inc.(2009), (investments), President/CEO, Placontrol, Inc. (1973-2009) (oral care products)
Linda J. Rock 211 23rd St. Del Mar, CA 92014 Year of Birth: 1957	Trustee since August 2006.	2	Management consultant, self-employed (1990-present)
Miro Copic c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Year of Birth: 1961	Trustee since August 2006.	2	President/CEO, BottomLine Marketing (2001-present) (marketing)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940 as amended, and each officer of the Trust.

Name, Address, and Birth Year	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Directorships
Gabriel B. Wisdom[1] P.O. Box 675203 Rancho Santa Fe, CA 92067 Year of Birth: 1950	Trustee since June 2006; President since August 2006.	2	Chief Executive Officer and Managing Director, American Money Management, LLC (1999 to present)
Michael J. Moore P.O. Box 675203 Rancho Santa Fe, CA 92067 Year of Birth: 1976	Chief Compliance Officer since March 2012; Secretary since March 2012; Treasurer since August 2006.	N/A	Chief Investment Officer, American Money Management (2005 to present)

1 Gabriel B. Wisdom is considered an "Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust, President of the Advisor, and control person of the Advisor.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2015 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Funds’ Advisor is responsible for exercising the voting rights associated with the securities held by the Funds.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Funds’ SAI, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended July 31, are available without charge upon request by (1) calling the Funds at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at (866) 663-8023.

Management Agreement Renewal

At an in person meeting of the Board of Trustees (the "Board" or the "Trustees") of the AMM Funds (the "Trust"), held on September 9, 2014, the Board considered the renewal of an investment advisory agreement between the Trust and American Money Management, LLC (the "Adviser"), with respect to the Fallen Angels Income Fund (the "Income Fund") and the Fallen Angels Value Fund (the "Value Fund," and each a "Fund" and collectively the "Funds") (the "Management Agreement").

The Trustees' review was informed by a memorandum provided by the Adviser as well as by supplemental information provided by the Adviser.  As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Adviser that the Trustees had received throughout the year as part of their ongoing oversight of the Funds and their operations.  The following summarizes the Trustees' deliberations.

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy and strategy.  The Trustees discussed the Adviser's organizational structure, and the background and experience of each of the people responsible for the management and/or support of the Funds and their operations.  The Trustees agreed that the Adviser appears to have adequate operational and compliance processes in place necessary to manage the Funds in light of their investment objectives and restrictions.  The Trustees discussed their experiences in working with the Adviser and portfolio managers and agreed that the Adviser has generally provided high quality advisory services to the Funds with engaged portfolio managers dedicated to the success of the Funds.  The Trustees agreed that the Adviser has done a satisfactory job of managing the Funds despite a relatively difficult market.  They concluded that the nature and extent of services provided by the Adviser were consistent with the Board's expectations.

Performance.  The Trustees reviewed each Fund's performance relative to its index and peer group for each Fund over the 1-year, 3-year, 5-year and since-inception periods provided by the Adviser.

Value Fund.  The Trustees noted that the Value Fund outperformed both the Russell 1000 Value and the Dow Jones Industrial Average for the 1-year period with returns of 16.34% versus 15.47% and 9.38%, respectively.  With respect to the Fund's longer term performance, they noted that although the Fund had positive returns for each of the 3-year (10.22%), 5-year (8.07%), and since inception (1.64%) periods, it underperformed each of its benchmarks in all three periods.  The Trustees considered, however, that on a calendar year-to-date basis (January 1, 2014 to July 31, 2014) the Value Fund provided a positive return of 5.87%, outperforming the S&P 500 (5.65%) and Dow Jones Industrial Average (1.19%), and for the quarter to date (May 1, 2014 to July 31, 2014) significantly outperformed the Dow Jones Industrial Average (0.48%) with returns of 2.29%.  They further considered that although the Fund continues to underperform its benchmarks over the longer term, it continues to show improved performance and a lower turnover ratio, which are indications that the Fund's long term performance is "moving in the right direction."

Income Fund.  The Trustees noted that the Income Fund provided positive returns for the 1-year, 3-year, 5-year and since-inception periods with returns of 9.59%, 10.85%, 11.15%, and 3.66%, respectively.  They considered that the Fund outperformed the Dow Jones Moderate Portfolio over the 3-year and 5-year periods, but underperformed its benchmarks over the remaining periods.  The Trustees revisited their conversation with the Adviser earlier in the Meeting and recalled that the Fund's recent quarter performance negatively impacted its longer term returns, but noted that the Adviser reported that the Fund was otherwise in line with the returns of its index and benchmarks.  The Trustees considered that although the Fund continues to underperform its benchmark, it continues to show improved long term performance.

After further discussion, it was the consensus of the Trustees that the Adviser was following the mandate of each Fund and the Funds' performance was satisfactory.

Fees and Expenses.

Value Fund.  The Trustees noted that the Fund's advisory fee is 1.00% with a net expense ratio of 2.44%.  They compared the advisory fee to the average fee charged by similarly sized funds in its Morningstar category (0.84%) and noted that although the Fund's fee is higher than the average it is within the range of fees charged by funds in the category (0.05% - 1.95%).  The Trustees also considered the Fund's expense ratio noting that it is within the range presented for other funds in its Morningstar category.

Income Fund.  The Trustees noted that the Fund's advisory fee is 1.00% with a net expense ratio of 2.56%.  They compared the advisory fee to the average fee charged by similarly sized funds in the Fund's Morningstar category (0.59%) and noted that although the Fund's fee is higher than the average it is within the range of fees charged by funds in the category which are as high as 1.25%.  With respect to the Fund's net expense ratio, they noted that it was higher than those for the funds in its Morningstar category.

The Trustees reviewed the funds in each Fund's Morningstar category noting that many of the funds have significantly higher assets under management than the Fund and, therefore, may be realizing certain economies not yet available to the Fund.  They also discussed the 0.25% administration fee paid by each Fund to the Adviser and the indirect benefits to the Adviser from the Rule 12b-1 fees.  The Trustees concluded the each Fund's management fee was reasonable.

Profitability.  The Trustees reviewed a profitability analysis provided by the Adviser and noted that based on the information provided, the Adviser realized a net profit in connection with its relationship with each Fund, but agreed that such profit, both in terms of actual dollars and percentage of revenue is minimal.  After further discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees noted the absence of breakpoints, but considered, given the size of the Funds, breakpoints are not realistic at this time.  They noted that the Adviser has indicated its willingness to discuss the matter with the Board as the Funds grow, and its scale and profitability increase.  The Trustees noted that economies do not appear to have been reached at this time, and agreed that the matter of economies of scale would be revisited if the size of either Fund materially increases.

Conclusion.  Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Management Agreement is in the best interests of the shareholders of the Funds.

Board of Trustees

Ingram S. Chodorow

Miro Copic

Kelly C. Huang

Linda J. Rock

Gabriel B. Wisdom

Investment Advisor

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the AMM Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of Decmeber 29, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMM Funds

By /s/Gabriel B. Wisdom, President

     Gabriel B. Wisdom

     President

Date: March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gabriel B. Wisdom, President

      Gabriel B. Wisdom

      President

Date March 27, 2015

By /s/Michael Moore

      Michael Moore

      Secretary

Date March 27, 2015